Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (719,890)	$ (1,068,751)	$ (1,486,574)	$ (3,825,673)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	63,839	46,606	61,079	57,561
Change in fair value of derivative		3,048	3,048	1,601,016
Discount amortization		206,157	206,157	813,619
Loss on issuance of convertible debt				717,592
Default penalty of convertible note				162,798
Gain (loss) on disposal of fixed assets		28,264	28,264
Operating lease expense	24,907	10,100	15,732
Changes in Operating Assets and Liabilities:
Accounts receivable	(28,862)	(15,200)	(11,698)
Prepaids and other assets	(7,500)	(70,656)	(47,491)
Inventory	169,981	(1,128,423)	(1,056,007)	11,064
Accounts payable	(39,095)	17,734	39,339	(4,730)
Accrued compensation – related party	9,000	5,000	5,000	12,000
Accrued interest		(13,521)	(13,521)	82,174
Accrued interest – related party	(90,119)	16,958	22,614	22,584
Net cash used by operating activities	(617,739)	(1,962,684)	(2,234,058)	(349,995)
Cash Flows from Investing Activities:
Purchase of property and equipment	(135,955)	(71,462)	(122,262)	(67,252)
Net cash used by investing activities	(135,955)	(71,462)	(122,262)	(67,252)
Cash Flows from Financing Activities:
Proceeds from convertible notes payable				591,300
Repayment of loans		(45,000)	(45,000)	(8,212)
Repayment of loans – related party	(183,931)
Cash advance – related party		1,523	4,740
Proceeds from sale of common stock		855,000	855,000	3,103,500
Net cash (used) provided by financing activities	(183,931)	811,523	814,740	3,686,588
Net change in cash	(937,625)	(1,222,623)	(1,541,580)	3,269,341
Cash at beginning of the period	1,841,988	3,383,568	3,383,568	114,227
Cash at end of the period	904,363	2,160,945	1,841,988	3,383,568
Supplemental cash flow information:
Interest paid in cash		22,140	22,140
Taxes paid
Supplemental non-cash disclosure:
Common stock issued for conversion of note payable principal and accrued interest		427,730	427,730	724,359
Establish right of use asset		$ 328,803	$ 328,803